NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) $ in Millions	Jun. 30, 2024 USD ($)
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 20,700